Right-of-use assets and lease liabilities	12 Months Ended
Jun. 30, 2023
Disclosure Of Leases [Abstract]
Right-of-use assets and lease liabilities	Right-of-use assets and lease liabilities
Accounting policy
The Group leases commercial buildings for its administrative functions, retail stores, equipment, and vehicles. In general, lease agreements have a term of three years to eight years, but they may include extension options.
Lease terms are individually negotiated and contain differentiated terms and conditions. The lease contracts do not contain restrictive clauses, but the leased assets cannot be used as collateral for loans.
Right of use assets:
The Group recognizes right-of-use assets at the commencement date of the lease. Right-of-use assets are measured at cost, less any accumulated depreciation and impairment losses, and adjusted for any remeasurement of ease liabilities. The cost of right-of-use assets includes the amount of lease liabilities recognized, initial direct costs incurred, and lease payments made at or before the commencement date less any lease incentives received. Right-of-use assets are depreciated on a straight-line basis over the shorter of the lease term and the estimated useful lives of the assets, as follows:

Vehicles	3.4 years
Buildings	4.9 years
Machines and equipment	3 years
Lease liabilities:
At the commencement date of the lease, the Group recognizes lease liabilities measured at the present value of lease payments to be made over the lease term. The lease payments include:
•fixed payments (including fixed payments in essence, less any incentives from
•amounts expected to be paid by the lessee in accordance with residual value guarantees;
•payments of fines for lease termination if the lease term reflects the lessee exercising the option to terminate the lease.
Lease payments are discounted using the lessee's incremental borrowing rate, which is the rate a lessee would have to pay on a loan to obtain the funds necessary to acquire an asset of similar value in a similar economic environment with equivalent terms and conditions.
In determining the incremental borrowing rate, the Group:
•whenever possible, uses as a starting point rates from recent financing contracts third-party financing, adjusted to reflect changes in financing conditions since such third-party financing was received;
•uses a progressive approach that starts from a risk-free interest rate adjusted for credit risk
•uses a progressive approach that takes a risk-free interest rate adjusted for credit risk for leases held by the Group with no recent third-party financing; and
•makes specific adjustments to the rate, such as to term, country, currency and collateral.
Lease payments are allocated between principal and finance expense. Finance expense is recognized in the statement of profit or loss over the lease term to produce a constant periodic rate of interest on the remaining balance of the liability for each year.
Payments associated with short-term leases of equipment and vehicles and all and leases of low-value assets are recognized as incurred as an expense in income statement. Short-term leases are those with a term of 12 months or less. Low-value assets include IT equipment, small items of office furniture and other contracts of small value.
As of June 30, 2023 and 2022, the Group had no lease agreements with variable lease payments.
(a)Right-of-use assets

	Vehicles	Buildings	Machinery and equipment	Total

Cost	74,604	124,594	46,110	245,308
Accumulated depreciation	(28,756)	(60,564)	(15,809)	(105,129)

Balance at June 30, 2022	45,848	64,030	30,301	140,179

Cost	120,052	141,915	73,236	335,203
Accumulated depreciation	(54,560)	(77,732)	(29,232)	(161,524)

Balance at June 30, 2023	65,492	64,183	44,004	173,679
5% of the accumulated cost of right-of-use assets as of June 30, 2023 come from business acquisitions occurred during the year ended June 30, 2023.
Right-of-use assets amortization expense for the year ended June 30, 2023 was R$56,236 (R$50,171 for the year ended June 30, 2022)
(b)Lease liabilities

	2023	2022

Vehicles	68,420	49,588
Buildings	85,839	80,768
Machinery and equipment	30,160	24,897

Total	184,419	155,253

Current	85,865	69,226
Non-current	98,554	86,027
Total interest on lease liabilities incurred for the year ended June 30, 2023 was R$16,977 (R$13,217 for the year ended June 30, 2022).